LEASING	12 Months Ended
Dec. 31, 2023
Leasing
LEASING

10. LEASING

Our leasing activities primarily consist of operating leases for administrative offices, manufacturing facilities, research centers, service centers, sales offices and certain equipment.

The following table presents components of lease expense (in US$ thousands):

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Components of lease expense:
Finance lease cost:
Amortization of right-of-use assets	$3,290	3,595
Interest on lease liabilities	166	390
Operating lease cost	8,715	7,142
Short-term lease (1)	146,206	136,818
Sublease income	(24)	(54)
Total lease expense	$158,353	147,891

(1)	Leases with a term of one year or less, including leases with a term of one month or less.

Amounts recognized in the Consolidated Balance Sheet (in US$ thousands):

	As of December 31, 2023	As of December 31, 2022
Components of balance sheet:
Operating leases:
Operating lease right-of-use assets (non-current)	$31,628	29,970
Current portion of operating lease liabilities	7,406	6,263
Operating lease liabilities (non-current)	25,145	25,051
Finance leases:
Property, plant and equipment, net (non-current)	$11,943	7,176
Other current liabilities	3,403	2,268
Other liabilities (not current)	4,128	192

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Other supplemental information (in US$ thousands except percentages):
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$8,317	$6,662
Operating cash flows used by finance leases	166	390
Financing cash flows used by finance leases	2,403	3,108
Noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations on adoption of ASC 842:
Operating leases		$33,651
Finance leases		10,771
Modifications of right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	2,360	-
Finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations during the year ended:
Operating leases	5,855	1,945
Finance leases	7,679	-
Derecognition of prepaid rent upon adoption of ASC 842		93
Derecognition of prepaid rent during the year ended:	-	683
Derecognition of tenant improvements upon adoption of ASC 842		362
Weighted-average remaining lease term:
Operating leases	12.84 years	14.29 years
Finance leases	2.68 years	1.35 years
Weighted-average discount rate for leases:
Operating leases	7.60%	7.39%
Finance leases	7.07%	5.88%

As of December 31, 2023, maturities of our lease liabilities are as follows (in US$ thousands):

	Operating Leases	Finance Leases
Year:
2024	$8,306	$3,833
2025	7,394	3,600
2026	3,847	720
2027	2,864	-
2028	2,285	-
Thereafter	32,670	-
Total lease payments	57,366	8,153
Less: imputed interest	(24,815)	(622)
Total	$32,551	$7,531

As of December 31, 2022, maturities of our lease liabilities are as follows (in US$ thousands):

	Operating Leases	Finance Leases
Year:
2023	$6,967	$2,402
2024	5,383	203
2025	4,958	-
2026	2,972	-
2027	2,567	-
Thereafter	34,481	-
Total lease payments	57,328	2,605
Less: imputed interest	(26,014)	(145)
Total	$31,314	$2,460